Income Taxes - Summary of Components of Tax Expenses and Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current	$ 5,613	$ 65,952
Deferred
Temporary differences including tax losses	(177,342)	(131,399)
Withholding taxes	17,716	(44,844)
Deferred tax expense (income)	(159,626)	(176,243)
Income and other taxes	$ (154,013)	$ (110,291)